INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax [Abstract]
Disclosure of composition of income tax benefit
	Year ended December 31
	2025	2024	2023
	USD thousands

Current tax expense (income)
Current year	4,443	5,596	(2,331)
Previous year	-	2,282	-
	4,443	7,878	(2,331)

Deferred tax expense (income)
Creation and reversal of temporary differences	7,773	(4,783)	4,834

Tax expenses	12,216	3,095	2,503

Disclosure of domestic and foreign components of income taxes
	Year ended December 31
	2025	2024	2023
	USD thousands

Domestic	(173)	4,935	(5,352)
US	11,355	(1,214)	8,712
International	1,034	(626)	(857)

Tax expenses	12,216	3,095	2,503

Disclosure of effective reconciliation of income taxes by tax rate
	Year ended December 31
	2025	2024	2023
	USD thousands

Profit (Loss) before taxes on income	37,259	38,532	(18,984)

Tax calculated according to the Company’s domestic tax rate	23%	23%	23%

Tax using the Company's domestic tax rate	8,570	8,862	(4,366)

Additional tax (tax saving) in respect of:
Non-deductible expenses net of non- taxable income (*)	962	575	3,329
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes	(215)	(2,337)	-
Effect of reduced tax rate in Israel for Preferred Enterprise status	(815)	1,394	4,963
Differences in previous tax assessments	-	2,282	-
Recognition of previously unrecognized tax losses and benefits	(1,922)	(4,224)	(4,942)
Change in temporary differences for which deferred taxes are not recognized	378	(1,411)	656
Effect of different tax rates in foreign jurisdictions	5,258	(2,046)	2,863

Tax expenses	12,216	3,095	2,503

Effective income tax rate	33%	8%	(13%)

(*)	including non- deductible share-based compensation expenses.

Disclosure of deferred tax assets and liabilities
	Intangible Assets and R&D expenses	Employees Compensation	Carryforward Losses	Fixed Assets	Doubtful Debts	Other	Total
	USD thousands
Balance of deferred tax asset (liability) as of January 1, 2024	(12,129)	3,348	15,932	(808)	3,295	2,001	11,639
Changes recognized in profit or Loss	1,938	2,166	(588)	772	650	(155)	4,783
Changes recognized in equity	48	1,021	(125)	(3)	(5)	(3)	933
Balance of deferred tax asset (liability) as of December 31, 2024	(10,143)	6,535	15,219	(39)	3,940	1,843	17,355
Changes recognized in profit or Loss	(2,410)	226	623	(3,405)	(2,247)	(560)	(7,773)
Changes recognized in equity	(80)	(768)	128	22	3	5	(690)
Balance of deferred tax asset (liability) as of December31, 2025	(12,633)	5,993	15,970	(3,422)	1,696	1,288	8,892